Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Expenses classified by nature
Expenses classified by nature are as follows:

Year ended Dec. 31	2017		2016		2015
	Fuel and purchased power	Operations, maintenance, and administration	Fuel and purchased power	Operations, maintenance, and administration	Fuel and purchased power	Operations, maintenance, and administration
Fuel	775	—	755	—	775	—
Coal inventory writedown (recovery)	—	—	(4)	—	22	—
Purchased power	162	—	143	—	147	—
Mine depreciation	73	—	63	—	59	—
Salaries and benefits	6	248	6	249	5	250
Other operating expenses	—	269	—	240	—	242
Total	1,016	517	963	489	1,008	492